Capital Structure (Details)	0 Months Ended	9 Months Ended
	Nov. 05, 2012	Sep. 30, 2012
Shareholders' equity
Ten for one reverse stock split description

10-for-1 reverse stock split. Effective as of the close of trading on November 5, 2012, the Company effected a 10-for-1 reverse stock split of its issued and outstanding common shares. The common shares commenced trading on the New York Stock Exchange on a split-adjusted basis upon the open of trading on November 6, 2012. The reverse stock split was approved by shareholders at the Company’s 2012 Annual General Meeting of Shareholders held on October 24, 2012 and by the Company’s Board of Directors on October 24, 2012. The reverse stock split reduced the number of the Company’s issued and outstanding common shares from 60,994,464 to 6,099,442 and affected all issued and outstanding common shares, as well as common shares underlying stock options outstanding immediately prior to the effectiveness of the reverse stock split. The number of the Company’s authorized common shares was not affected by the reverse split. No fractional shares were issued in connection with the reverse stock split. Shareholders who would have otherwise held a fractional share of the Company’s Common Stock as a result of the reverse stock split received a cash payment in lieu of such fractional share. All share and per share amounts disclosed in the accompanying unaudited interim condensed consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

Ten for one reverse stock split	10-for-1
Equity incentive plan impact of reverse stock split description

Equity incentive plan. As discussed in Note 16 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report, the Company has adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive option to acquire shares of Class A Common Shares. On October 15, 2012, the Company increased the number of shares to be reserved for issuance under the plan from 5,500,000 to 9,966,733 Class A Common Shares, which, after the 10-for-1 reverse stock split discussed above, was adjusted to 996,673 Class A Common Shares.